                           MFS EMERGING GROWTH SERIES
                                MFS VALUE SERIES
                               MFS RESEARCH SERIES
                          MFS GROWTH WITH INCOME SERIES
                             MFS TOTAL RETURN SERIES
                              MFS UTILITIES SERIES
                             MFS HIGH INCOME SERIES
                          MFS WORLD GOVERNMENTS SERIES
                                 MFS BOND SERIES
                           MFS LIMITED MATURITY SERIES
                             MFS MONEY MARKET SERIES
              MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY SERIES
                    (SERIES OF MFS VARIABLE INSURANCE TRUST) 500 Boylston Street
              Boston Massachusetts 02116-3741
                                  617 954 5000




                                            October 6, 1997

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS Variable Insurance Trust (the "Trust") (File  No. 33-74668)

Ladies and Gentlemen:

         On October 1, 1997, the Trust filed Post-Effective Amendment No. 9 (the "Amendment") to its Registration Statement with the Commission. The Prospectus contained in the Amendment describes the Trust's twelve series. As the Trust offers its series to insurance companies which select certain series as investment options for their variable annuity and life products, the Trust's Prospectus is tailored for each insurance company to describe only those series selected by the insurance company.

         The Trust has filed these tailored Prospectuses with the Commission under Rule 497(c) under the Securities Act of 1933, as amended, between May 1, 1997 and October 1, 1997. The Amendment did not contain any disclosure that affected these tailored prospectuses.

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the tailored Prospectuses used by the following insurance companies do not differ from the Prospectus contained in the Amendment (except to the extent of changes made to limit disclosure to the specific series) and do not differ from the tailored Prospectuses already filed by the Trust under Rule 497(c) during the May 1 through October 1, 1997 time period:

         Aetna Life Insurance & Annuity Company
         The American Franklin Life Insurance Company

Securities and Exchange Commission
October 2, 1997
Page 2



         Ameritas Variable Life Insurance Company
         CIGNA Life Insurance Company
         CIGNA Individual Life Insurance Company (No. 2)
         CIGNA Life Insurance Company (No. 3)
         CIGNA Life Insurance Company (No. 4)
         CNA Life Insurance Company
         Century Life Insurance Company
         Citicorp Life Insurance Company
         Fortis Benefits Insurance Company
         Glenbrook Life and Annuity Company
         The Guardian Insurance and Annuity Company, Inc.
         Jefferson Pilot Life Insurance Company
         Kansas City Life Insurance Company
         Keyport Life Insurance Company
         Merrill Lynch Life Insurance Company
         Nationwide  Life and  Annuity  Insurance  Company and  Nationwide  Life
           Insurance Company
         Paragon Life Insurance Company
         Protective Life Insurance Company
         PRUCO Life Insurance Company
         Torchmark United Investors Life Insurance Company
         Union Central Life Insurance Company
         United Companies Life Insurance Company
         United of Omaha Life Insurance Company


         Please  call  the   undersigned  or  Kathleen  H.  Alexander  at  (617)
954-5169 or (800) 343-2829 with any questions you may have.

                                            Very truly yours,


                                            JAMES F. DESMARAIS
                                            James F. DesMarais.
                                            Assistant Secretary Pro Tempore

JFD/bjn